FEBRUARY 29, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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INTERNATIONAL

Templeton China World Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton China World Fund

Your Fund's Goal and Main Investments: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

Geographic Breakdown
Based on Total Net Assets as of 2/29/12

China
66.4%
Hong Kong
16.2%
Taiwan
13.5%
Cambodia
0.5%
Short-Term Investments & Other Net Assets
3.4%

We are pleased to bring you Templeton China World Fund's semiannual report for the period ended February 29, 2012.

Economic and Market Overview

China remained one of the world's fastest growing major economies, even though its year-over-year gross domestic product growth eased to 8.9% in the fourth quarter of 2011 from 9.1% in the third quarter.[1] This brought the country's 2011 economic growth rate to 9.2%, moderating from the 2010 pace of 10.4%.[1] Export growth weakness and the government's implementation of tightening measures to curb inflation and prevent overheating in the real estate sector contributed to the slowdown. High inflation concerns subsided as the consumer price index declined steadily from 6.2% year-over-year in August to 3.2% at period-end, allowing the government to start easing monetary policies in select sectors to promote growth.[1] The People's Bank of China cut its commercial bank cash reserve requirement ratio twice during the period, to 20.5% from a record high of 21.5%. China's foreign reserves at the end of 2011 totaled US$3.18 trillion, the largest globally, giving investors some confidence the country could withstand external shocks that may result from the European sovereign debt crisis and slowing global economic growth.[1]

The continued flow of positive news in the first two months of 2012 led stock markets in the greater China region to perform strongly, offsetting declines from the last few months of 2011. Share prices of Chinese companies generally rallied, as investor concerns over an economic hard landing diminished. High liquidity resulting from government and central bank efforts to stimulate growth, encouraging economic reports and substantial investment inflows also supported market performance. The eurozone financial ministers' approval of a second bailout package for Greece and the European Central Bank's additional issuance of three-year 1% loans to the region's banks totaling more than

1. Source: National Bureau of Statistics, China.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

529 billion euros (approximately US$700 billion) to ease the credit crunch further supported the market rally. These actions eased eurozone fiscal con-
cerns, which had weighed on the markets in the final few months of 2011. In this environment, the MSCI Golden Dragon Index, which measures stock mar-
ket performance in China, Taiwan and Hong Kong, delivered a +5.50% total return in U.S. dollar terms for the six-month period.2

Investment Strategy

Our investment strategy employs a fundamental, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. We also consider a company’s profit and loss out-
look, balance sheet strength, cash flow trends and asset value in relation to the current price.

Performance Overview

For the six months ended February 29, 2012, Templeton China World Fund –
Class A delivered a +6.36% cumulative total return. In comparison, the MSCI
Golden Dragon Index posted a +5.50% cumulative total return for the same period.2 Also for comparison, the Standard & Poor’s®/International Finance
Corporation (S&P®/IFC) Investable China Index, which measures Chinese stock market performance, generated a +4.82% total return for the same period.3

In line with our long-term investment strategy, we are pleased with our long-
term relative results, which you will find in the Performance Summary beginning on page 7. For example, for the 10-year period ended February 29, 2012, the
Fund’s Class A shares delivered a +426.28% cumulative total return, compared with the MSCI Golden Dragon Index’s +179.27% cumulative total return for the same period.4 Please note index performance information is provided for

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. Source: © 2012 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard &
Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.
4. Source: © 2012 Morningstar. As of 2/29/12, the Fund’s Class A 10-year average annual total return not including sales charges was +18.07%, compared with a 10-year average annual total return of +10.82% for the MSCI Golden
Dragon Index.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Manager’s Discussion

During the six months under review, top contributors to the Fund’s absolute performance included Hong Kong-based retailer Dairy Farm International
Holdings and China’s leading integrated energy companies, Sinopec (China
Petroleum and Chemical) and PetroChina. Dairy Farm’s core businesses con-
sist of supermarkets, hypermarkets, and health and beauty, convenience and home furnishing stores in Asia. With operations in fast-growing markets such as China, Vietnam and India, the company remained a favorable invest-
ment in our view as it appears well positioned to benefit from Asia’s economic recovery and higher consumer demand. PetroChina and Sinopec were benefici-
aries of higher oil prices and continued demand to meet China’s energy needs.
The Chinese government’s plans to introduce a more market-driven mecha-
nism in setting fuel prices, which could lead to improved refining margins, also drove Sinopec’s share price.

In contrast, key detractors included Yanzhou Coal Mining, one of China’s biggest coal exporters; Sohu.com, one of the top three Chinese Internet portals;
and President Chain Store, operator of leading convenience store chain 7-Eleven in Taiwan. Despite strong earnings in the earlier part of 2011, Yanzhou Coal
Mining’s share price declined due to coal price weakness, particularly coking coal, and investor concerns about the adverse currency impact from the com-
pany’s Australian interests. In our long-term view at period-end, Yanzhou Coal
Mining should benefit from rising energy demand and the long-term uptrend in commodity prices due to the ongoing industrialization of China and other emerging markets. Sohu.com’s stock price was under pressure due to the company’s heavier-than-expected investment in its new video business. In our analysis, over the long term the company appears well positioned to benefit from the growing demand for online advertising and gaming. Consequently, we sought to take advantage of this opportunity to increase our Sohu.com holdings at what we considered more attractive prices. President Chain Store’s stock lost value due to slower-than-expected progress on its China expansion.
In our view, the company is well placed to service rising consumer demand across Taiwan. Furthermore, a 5% increase in Taiwan’s minimum wage effec-
tive in January could boost retail spending and potentially benefit the company.

During the reporting period, the Fund increased its allocations in construc-
tion materials, paper products, computers and peripherals, and diversified banking companies due to what we considered to be their attractive fundamentals.
Key investments included new holdings in China National Building Material, one

Semiannual Report | 5

of China’s leading cement manufacturers, and Catcher Technology, a Taiwanese company that is the world’s biggest magnesium die-casting company in the 3C
(computer, communication and consumer electronics) industry, as well as additional shares of Nine Dragons Paper, a Chinese company that is Asia’s largest containerboard paper manufacturer. Conversely, the Fund undertook some sales in electric utilities, steel, and life and health insurance companies.
As a result, exposure to Hong Kong-listed “China H” shares decreased.5 Major sales included elimination of our holding in Datang International Power
Generation, a Chinese electric power generator and distributor, and reduction of our positions in Angang Steel, a Chinese steel producer, and China Life
Insurance, a major provider of life, accident and health insurance products and services in China.

Thank you for your continued participation in Templeton China World Fund.
We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

5. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most busi-
nesses in China.

6 | Semiannual Report

Performance Summary as of 2/29/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC)
declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in com-
paring ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.87%; B: 2.57%; C: 2.56%; and
Advisor: 1.57%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report | 11

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
c Effective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f Ratios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
c Effective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f Ratios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
c Effective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
e Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f Ratios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
c Effective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
e Total return is not annualized for periods less than one year.
f Ratios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton China World Fund

Statement of Investments, February 29, 2012 (unaudited)

	Country	Shares	Value
Common Stocks 96.6%			
Air Freight & Logistics 0.2%			
Sinotrans Ltd., H	China	8,586,000	$ 1,804,421
Auto Components 1.7%			
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	7,990,597	19,709,396
Automobiles 5.0%			
Chongqing Changan Automobile Co. Ltd., B	China	13,964,083	5,203,190
Dongfeng Motor Group Co. Ltd., H	China	12,299,478	24,008,883
[a] Great Wall Motor Co. Ltd., H	China	9,269,345	18,667,642
Guangzhou Automobile Group Co. Ltd., H	China	3,510,493	4,132,361
Jiangling Motors Corp. Ltd., B	China	2,836,695	6,517,481
			58,529,557
Beverages 0.6%			
Yantai Changyu Pioneer Wine Co. Ltd., B	China	618,200	6,804,460
Chemicals 0.4%			
China Lumena New Materials Corp.	China	3,352,000	937,828
Yingde Gases Group Co. Ltd.	China	2,826,000	3,137,146
			4,074,974
Commercial Banks 9.5%			
Bank of China Ltd., H	China	78,779,800	34,432,929
BOC Hong Kong (Holdings) Ltd.	Hong Kong	7,307,000	20,490,746
China Construction Bank Corp., H	China	37,556,926	31,668,478
China Minsheng Banking Corp. Ltd., H	China	966,500	938,332
Industrial and Commercial Bank of China Ltd., H	China	31,977,725	23,212,149
			110,742,634
Commercial Services & Supplies 0.1%			
[b,c] Fook Woo Group Holdings Ltd.	China	7,317,000	1,283,014
Communications Equipment 0.6%			
HTC Corp.	Taiwan	241,972	5,441,550
ZTE Corp., H	China	629,054	1,881,635
			7,323,185
Computers & Peripherals 4.0%			
Asustek Computer Inc.	Taiwan	1,518,684	14,260,429
Catcher Technology Co. Ltd.	Taiwan	814,000	5,967,986
Lite-On IT Corp.	Taiwan	10,281,023	10,773,160
Pegatron Corp.	Taiwan	2,443,377	3,325,114
Simplo Technology Co. Ltd.	Taiwan	1,794,680	12,883,254
			47,209,943

16 | Semiannual Report

Semiannual Report | 17

Templeton China World Fund

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

	Country	Shares	Value
Common Stocks (continued)			
Hotels, Restaurants & Leisure 0.9%			
[b] 7 Days Group Holdings Ltd., ADR	China	52,504	$ 806,461
NagaCorp Ltd.	Cambodia	13,923,914	5,619,078
SJM Holdings Ltd.	Hong Kong	1,774,000	3,723,638
			10,149,177
Industrial Conglomerates 1.4%			
Shanghai Industrial Holdings Ltd.	China	4,532,253	16,478,689
Insurance 1.2%			
AIA Group Ltd.	Hong Kong	1,851,500	7,018,276
China Life Insurance Co. Ltd., H	China	2,411,000	7,522,669
			14,540,945
Internet Software & Services 0.6%			
[b] Sohu.com Inc.	China	130,867	6,456,978
IT Services 0.2%			
Travelsky Technology Ltd., H	China	4,921,941	2,684,332
Leisure Equipment & Products 0.1%			
Yorkey Optical International Cayman Ltd.	China	7,933,000	879,620
Machinery 2.1%			
China National Materials Co. Ltd., H	China	5,647,000	2,744,850
[a] Lonking Holdings Ltd.	China	17,621,000	7,156,497
[a] Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	9,465,420	14,644,702
			24,546,049
Marine 1.1%			
[b] China Shipping Container Lines Co. Ltd., H	China	13,456,000	4,597,495
China Shipping Development Co. Ltd., H	China	7,774,000	5,853,516
Sinotrans Shipping Ltd.	China	9,284,500	2,561,720
			13,012,731
Metals & Mining 2.9%			
Angang Steel Co. Ltd., H	China	7,386,000	5,761,348
Jiangxi Copper Co. Ltd., H	China	10,352,000	28,429,110
			34,190,458
Multiline Retail 0.1%			
Springland International Holdings Ltd.	China	29,212	20,112
[d] Springland International Holdings Ltd., 144A	China	936,000	644,431
			664,543

18 | Semiannual Report

Semiannual Report | 19

See Abbreviations on page 34.

†Rounds to less than 0.1% of net assets.
aA portion or all of the security is on loan at February 29, 2012. See Note 1(c).
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At February 29, 2012,
the value of this security was $644,431, representing 0.06% of net assets.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
fSee Note 1(c) regarding securities on loan.
gThe rate shown is the annualized seven-day yield at period end.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the secu-
rity is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its
U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Semiannual Report | 25

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar.
Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

26 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the
Fund on the next business day. The collateral is invested in a non-registered money fund as indi-
cated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the mar-
ket risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue
Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is
“more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 29, 2012, and for all open tax years, the
Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date.

Semiannual Report | 27

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Distributions to shareholders are recorded on the ex-dividend date and are determined accord-
ing to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the
United States of America. These differences may be permanent or temporary. Permanent differ-
ences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassi-
fied, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that con-
tain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Semiannual Report | 29

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the
Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 29, 2012, the Fund paid transfer agent fees of $854,079, of which
$438,598 was retained by Investor Services.

30 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2012, there were no credits earned.

5. INCOME TAXES

At February 29, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and cor-
porate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended
February 29, 2012, aggregated $40,563,681 and $49,769,751, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money
Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the
Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in securities of “China companies” may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the
People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

Semiannual Report | 31

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

9. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton
Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement
(SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds.
Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds.
The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of TAML. For the period ended February 29, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At February 29, 2012, 10.73% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unse-
cured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18,
2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 29, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are sum-
marized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter-
mining the fair value of investments)

32 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associ-
ated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets and liabilities carried at fair value:

Semiannual Report | 33

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted
Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

34 | Semiannual Report

Templeton China World Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 35

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON CHINA WORLD FUND

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

188 S 04/12

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer